Barclays PLC parent company balance sheet (Tables)	6 Months Ended
Jun. 30, 2018
Consolidated and separate financial statements [line items]
Barclays PLC parent company balance sheet
	As at	As at
	30.06.18	31.12.17
Assets	£m	£m
Investment in subsidiaries	55,379	39,354
Loans and advances to subsidiaries	27,776	23,970
Financial assets at fair value through the income statement	4,615	4,782
Derivative financial instruments	115	161
Other assets	376	202
Total assets	88,261	68,469

Liabilities
Deposits at amortised cost	525	500
Subordinated liabilities	6,606	6,501
Debt securities in issue	27,883	22,110
Other liabilities	116	153
Total liabilities	35,130	29,264

Equity
Called up share capital	4,278	4,265
Share premium account	17,866	17,780
Other equity instruments	8,943	8,943
Other reserves	394	480
Retained earnings	21,650	7,737
Total equity	53,131	39,205

Total liabilities and equity	88,261	68,469